CONSOLIDATED STATEMENTS OF EQUITY - USD ($) shares in Thousands, $ in Thousands	Total	Cumulative Effect, Period of Adoption, Adjustment [Member]	Common Stock	Series A	Series D	Series F	Series G	Series H	Series I Preferred Stock	Preferred Stock Series A	Preferred Stock Series D	Preferred Stock Series F	Preferred Stock Series G	Preferred Stock Series H	Preferred Stock Series I Preferred Stock	Common Stock	Common Stock Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Deficit Cumulative Effect, Period of Adoption, Adjustment [Member]	Accumulated Deficit Common Stock	Accumulated Deficit Series A	Accumulated Deficit Series D	Accumulated Deficit Series F	Accumulated Deficit Series G	Accumulated Deficit Series H	Accumulated Deficit Series I Preferred Stock	Noncontrolling Interests in Consolidated Entities	Operating partnership units
Beginning balance, value at Dec. 31, 2016	$ 792,377									$ 17	$ 95	$ 48	$ 62	$ 0	$ 0	$ 96		$ 1,765,318	$ (974,015)									$ 756	$ 132,768
Beginning balance, shares (in shares) at Dec. 31, 2016										1,657	9,469	4,800	6,200	0	0	9,638
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Purchases of common stock (in shares)																(20)
Purchases of common stock	(1,272)																	(1,272)
Equity-based compensation	7,227																	7,227											5,060
Forfeitures of restricted shares (in shares)																(6)
Forfeitures of restricted shares	0
Issuance of restricted shares/units (in shares)																127
Issuance of restricted shares/units	0															$ 1		1											94
Redemption of preferred shares (in shares)										(1,657)	(7,080)
Redemption of preferred shares	(218,425)									$ (17)	$ (71)							(207,538)	(10,799)
Issuance of stock (in shares)			0											3,800	5,400
Issuance of stock	222,071													$ 38	$ 54			221,979
Less: Dividends			$ (47,104)	$ (2,539)	$ (18,211)	$ (8,849)	$ (11,430)	$ (2,494)	$ (1,238)							(45,752)					$ (47,104)	$ (2,539)	$ (18,211)	$ (8,849)	$ (11,430)	$ (2,494)	$ (1,238)
Distributions to noncontrolling interests	0																												(10,007)
Redemption/conversion of operating partnership units (in shares)																	2
Redemption/conversion of operating partnership units	161																$ 0	161	0										(161)
Cumulative adjustments to redeemable noncontrolling interests	(10,010)																		(10,010)										10,010
Net income (loss)	(67,118)																		(67,008)									(110)	(21,642)
Ending balance, value at Dec. 31, 2017	633,146									$ 0	$ 24	$ 48	$ 62	$ 38	$ 54	$ 97		1,785,874	(1,153,697)									646	116,122
Ending balance, shares (in shares) at Dec. 31, 2017										0	2,389	4,800	6,200	3,800	5,400	9,741
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Purchases of common stock (in shares)																(25)
Purchases of common stock	(1,598)																	(1,598)
Equity-based compensation	16,098																	16,098											10,841
Forfeitures of restricted shares (in shares)																(5)
Forfeitures of restricted shares	0
Issuance of restricted shares/units (in shares)																149
Issuance of restricted shares/units	123															$ 2		121											53
Issuance of stock (in shares)			243			4,800										244
Issuance of stock	14,689															$ 2		14,687
Less: Dividends			$ (47,951)		(5,047)	$ (8,849)	(11,431)	(7,125)	(10,125)							(47,057)					(47,951)		(5,047)	(8,849)	(11,431)	(7,125)	(10,125)
Distributions to noncontrolling interests																													(8,789)
Cumulative adjustments to redeemable noncontrolling interests	8,171																		8,171										(8,171)
Net income (loss)	(126,996)																		(126,966)									(30)	(29,313)
Ending balance, value at Dec. 31, 2018	453,105	$ 1,755								$ 0	$ 24	$ 48	$ 62	$ 38	$ 54	$ 101		1,815,182	(1,363,020)	$ 1,755								616	80,743
Ending balance, shares (in shares) at Dec. 31, 2018										0	2,389	4,800	6,200	3,800	5,400	10,104
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Purchases of common stock (in shares)																(21)
Purchases of common stock	(1,031)																	(1,031)
Equity-based compensation	6,037																	6,037											3,921
Forfeitures of restricted shares (in shares)																(3)
Forfeitures of restricted shares	0
Issuance of restricted shares/units (in shares)																133
Issuance of restricted shares/units	0															$ 1		(1)											28
Issuance of units for hotel acquisition	0																												7,854
Common stock issuance costs	(91)																	(91)
Less: Dividends			$ (18,673)		(2,524)	$ (4,425)	$ (5,715)	(3,562)	$ (5,062)							(17,844)					(18,673)		(2,524)	(4,425)	(5,715)	(3,562)	(5,062)
Distributions to noncontrolling interests	0																												(3,940)
Cumulative adjustments to redeemable noncontrolling interests	1,701																		1,701										(1,701)
Net income (loss)	(54,311)																		(54,299)									(12)	(13,663)
Ending balance, value at Jun. 30, 2019	367,204										$ 24	$ 48	$ 62	$ 38	$ 54	$ 102		1,820,096	(1,453,824)									604
Ending balance, shares (in shares) at Jun. 30, 2019											2,389	4,800	6,200	3,800	5,400	10,213
Beginning balance, value at Dec. 31, 2018	453,105	1,755								$ 0	$ 24	$ 48	$ 62	$ 38	$ 54	$ 101		1,815,182	(1,363,020)	1,755								616	80,743
Beginning balance, shares (in shares) at Dec. 31, 2018										0	2,389	4,800	6,200	3,800	5,400	10,104
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Purchases of common stock (in shares)																(21)
Purchases of common stock	(1,031)																	(1,031)
Equity-based compensation	12,413																	12,413											7,304
Forfeitures of restricted shares (in shares)																(7)
Forfeitures of restricted shares	0																	1
Issuance of restricted shares/units (in shares)																134
Issuance of restricted shares/units	0															$ 1		1											28
Issuance of units for hotel acquisition	0																												7,854
Issuance of stock (in shares)			0			4,800	6,200		5,400
Common stock issuance costs	(91)																	(91)
Less: Dividends			$ (31,116)		(5,048)	$ (8,849)	$ (11,430)	(7,125)	$ (10,125)							(29,840)					(31,116)		(5,048)	(8,849)	(11,430)	(7,125)	(10,125)
Distributions to noncontrolling interests	0																												(6,572)
Cumulative adjustments to redeemable noncontrolling interests	(9,445)																		(9,445)										9,445
Net income (loss)	(113,747)																		(113,635)									(112)	(28,932)
Ending balance, value at Dec. 31, 2019	269,266									$ 0	$ 24	$ 48	$ 62	$ 38	$ 54	$ 102		1,826,472	(1,558,038)									504	69,870
Ending balance, shares (in shares) at Dec. 31, 2019										0	2,389	4,800	6,200	3,800	5,400	10,210
Beginning balance, value at Mar. 31, 2019	372,647										$ 24	$ 48	$ 62	$ 38	$ 54	$ 102		1,816,865	(1,445,136)									590
Beginning balance, shares (in shares) at Mar. 31, 2019											2,389	4,800	6,200	3,800	5,400	10,217
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Purchases of common stock (in shares)																(2)
Purchases of common stock	(127)																	(127)
Equity-based compensation	3,249																	3,249											2,119
Forfeitures of restricted shares (in shares)																(3)
Forfeitures of restricted shares	0
Issuance of restricted shares/units (in shares)																1
Issuance of restricted shares/units	0																												5
Common stock issuance costs	109																	109
Less: Dividends			$ (6,223)		(1,262)	(2,213)	(2,857)	(1,781)	(2,531)							$ (5,865)					$ (6,223)		(1,262)	(2,213)	(2,857)	(1,781)	(2,531)
Distributions to noncontrolling interests	0																												(1,317)
Cumulative adjustments to redeemable noncontrolling interests	24,461																		24,461										(24,461)
Net income (loss)	(16,268)																		(16,282)									14	(5,084)
Ending balance, value at Jun. 30, 2019	367,204										$ 24	$ 48	$ 62	$ 38	$ 54	$ 102		1,820,096	(1,453,824)									604
Ending balance, shares (in shares) at Jun. 30, 2019											2,389	4,800	6,200	3,800	5,400	10,213
Beginning balance, value at Dec. 31, 2019	269,266									$ 0	$ 24	$ 48	$ 62	$ 38	$ 54	$ 102		1,826,472	(1,558,038)									504	69,870
Beginning balance, shares (in shares) at Dec. 31, 2019										0	2,389	4,800	6,200	3,800	5,400	10,210
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Impact of adoption of new accounting standard		$ 1,755																		$ 1,755
Purchases of common stock (in shares)																(31)
Purchases of common stock	(397)																	(397)
Equity-based compensation	2,887																	2,887											2,860
Forfeitures of restricted shares (in shares)																(51)
Forfeitures of restricted shares	0
Issuance of restricted shares/units (in shares)																151
Issuance of restricted shares/units	17															$ 1		16											107
Less: Dividends					$ (1,262)	$ (2,212)	$ (2,858)	$ (1,781)	$ (2,531)							$ 0							$ (1,262)	$ (2,212)	$ (2,858)	$ (1,781)	$ (2,531)
Redemption/conversion of operating partnership units (in shares)																196
Redemption/conversion of operating partnership units	959															$ 2		957											(959)
Cumulative adjustments to redeemable noncontrolling interests	(12,074)																		(12,074)										12,074
Net income (loss)	(288,985)																		(288,817)									(168)	(55,021)
Ending balance, value at Jun. 30, 2020	(38,366)										$ 24	$ 48	$ 62	$ 38	$ 54	$ 105		1,829,935	(1,868,968)									336
Ending balance, shares (in shares) at Jun. 30, 2020											2,389	4,800	6,200	3,800	5,400	10,475
Beginning balance, value at Mar. 31, 2020	197,670										$ 24	$ 48	$ 62	$ 38	$ 54	$ 105		1,830,342	(1,633,459)									456
Beginning balance, shares (in shares) at Mar. 31, 2020											2,389	4,800	6,200	3,800	5,400	10,512
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Purchases of common stock (in shares)																(6)
Purchases of common stock	(39)																	(39)
Equity-based compensation	(385)																	(385)											1,227
Forfeitures of restricted shares (in shares)																(48)
Forfeitures of restricted shares	0																												106
Issuance of restricted shares/units (in shares)																17
Issuance of restricted shares/units	17																	17
Less: Dividends																$ 0
Cumulative adjustments to redeemable noncontrolling interests	(31,120)																		(31,120)										31,120
Net income (loss)	(204,736)																		(204,616)									(120)	$ (37,350)
Ending balance, value at Jun. 30, 2020	$ (38,366)										$ 24	$ 48	$ 62	$ 38	$ 54	$ 105		$ 1,829,935	$ (1,868,968)									$ 336
Ending balance, shares (in shares) at Jun. 30, 2020											2,389	4,800	6,200	3,800	5,400	10,475